Cover	Aug. 26, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 26, 2021
Entity File Number	001-36843
Entity Registrant Name	BIOHITECH GLOBAL, INC.
Entity Central Index Key	0001590383
Entity Tax Identification Number	46-2336496
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	80 Red Schoolhouse Road
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Chestnut Ridge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10977
City Area Code	845
Local Phone Number	262-1081
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	BHTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false